CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2025
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
CAPITAL AND RESERVES	CAPITAL AND RESERVES
30.1 Issuance of common shares

During the year ended December 31, 2025, 118,963 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by some employees. Options were exercised at an average price of 31.87 per share amounting to a total of 3,791.

During the year ended December 31, 2025, 462,420 Restricted Stock Units (RSU) were granted to certain employees and directors of the Company and 367,892 RSU's were vested at an average price of 155.08 per share amounting to a total of 57,052 (non-cash transactions).

During the year ended December 31, 2025, no Stock-Equivalent Units (SEU) were granted to employees and directors of the Company and 4,310 SEU's were vested at an average price 93.19 per share amounting to a total of 402 (non-cash transactions).

During the year ended December 31, 2025 the Company issued 124,547 common shares for an aggregate amount of 17,351, in connection with subscription agreements related to acquisitions. Of such total, 62,840, 21,969 and 17,944 common shares were issued in connection with the acquisitions of Omni.Pro, Iteris and GUT, respectively, for aggregate amounts of 6,376, 4,242 and 3,365, respectively.

During the year ended December 31, 2024, 146,966 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by certain employees. Options were exercised at an average price of 30.19 per share amounting to a total of 4,437.

During the year ended December 31, 2024, 348,967 RSUs were granted to certain employees and directors of the Company and 248,729 RSUs were vested at an average price of 205.95 per share amounting to a total of 51,226 (non-cash transaction).
During the year ended December 31, 2024, no Stock-Equivalent Units (SEU) were granted to employees and directors of the Company and 3,844 SEU's were vested at an average price 158.75 per share amounting to a total of 610 (non-cash transactions).

During the year ended December 31, 2024, the Company issued 563,997 common shares for an aggregate amount of 118,176, in connection with subscription agreements related to acquisitions. Of such total, 299,255, 85,260 and 44,424 common shares were issued in connection with the acquisitions of Blankfactor, Exusia and Iteris, respectively, for aggregate amounts of 67,489, 16,882 and 8,579, respectively.

During the year ended December 31, 2023, 145,630 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by some employees. Options were exercised at an average price of 28.18 per share amounting to a total of 4,103.

During the year ended December 31, 2023, 378,323 RSUs were granted to certain employees and directors of the Company and 257,079 RSUs were vested at an average price of 167.22 per share amounting to a total of 42,989 (non-cash transaction).

During the year ended December 31, 2023, no Stock-Equivalent Units (SEU) were granted to employees and directors of the Company and 4,524 SEU's were vested at an average price 191.76 per share amounting to a total of 868 (non-cash transactions).

During the year ended December 31, 2023 the Company issued 403,760 common shares for an aggregate amount of 72,661 in connection with subscription agreements related to acquisitions. Of such total, 177,504, 152,617 and 29,120 common shares were issued in connection with the acquisition of Pentalog, GUT and Experience IT, respectively, for aggregate amounts of 32,320, 28,223 and 4,521, respectively.

30.2 Public offerings and agreements

As of December 31, 2025, 42,422,316 common shares of the Company's share capital are registered with the SEC and quoted in the New York Stock Exchange.

30.3 Share Repurchase Plan

On September 30, 2025, the Company’s board of directors approved a new share repurchase program (the “Program”), authorizing the allocation of up to 50,000 per quarter, subject to a maximum aggregate of 125,000, for the repurchase of the Company’s common shares beginning in the fourth quarter of 2025 through the fourth quarter of 2026.

The timing and price of repurchases as well as the actual number of shares repurchased under the Program will be at the discretion of the Company and will depend on a variety of factors, including business and market conditions, the share price, regulatory requirements and limitations, corporate liquidity requirements and priorities, legal requirements and restrictions in the agreements governing the Company’s indebtedness, alternative investment opportunities, acquisition opportunities and other factors.

Purchases may be made from time to time at management’s discretion. The Program permits shares to be repurchased in a variety of methods, including but not limited to open market purchases or accelerated share repurchases. The Company is not obligated to repurchase any specific amount of shares. The Program may be suspended or discontinued at any time or periodically without prior notice.

As of December 31, 2025, the Company has repurchased 820,045 common shares under this Program. Additionally, as of December 31, 2025, 2024 and 2023, in connection with the ESPP Plan, the Company has repurchased 72,000, 66,000 and 42,500 common shares, respectively (see note 25.4).
As of December 31, 2025, the Company issued a repurchase order to the broker to repurchase shares for a maximum amount of 50,000 to be completed from January 2, 2026 to March 6, 2026, as of date of approval of these consolidated financial statements a repurchase of shares for an amount of 50,000 has been completed. As of December 31, 2025 the Company maintains a financial liability for 50,000.

30.4 Cash flow hedge reserve

The movements in the cash flow hedge reserve were as follows:

	Foreign currency risk
	2025	2024
Balance at beginning of the year	(14,142)	9,327
Gain (Loss) arising on changes in fair value of hedging instruments during the period	20,780	(22,184)
Gain (Loss) reclassified to profit or loss – hedged item has affected profit or loss	2,478	(1,285)
Balance at end of the year	9,116	(14,142)